UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2000


Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Cambridge Investments, Ltd.
Address:  600 Montgomery Street
          San Francisco, California  94111


Form 13F File Number: 28-06432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Courtney Tozzi
Title:   Vice President
Phone:   (415) 781-0866

Signature, Place, and Date of Signing:

/s/ Courtney Tozzi              San Francisco, California      November 3 , 2000
---------------------------    --------------------------      -----------------
      [Signature]                     [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   0
                                                  -----------

Form 13F Information Table Entry Total:              14
                                                  -----------

Form 13F Information Table Value Total:              $758,377
                                                  -----------
                                                    (thousands)


List of Other Included Managers:

{None}

------------------------------------------------------------------------------------------------------------------------------------
     Form 13F INFORMATION TABLE - Cambridge Investments, Ltd. (quarter ending 9/30/00)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
      COLUMN 1               COLUMN 2  COLUMN 3    COLUMN 4   COLUMN 5                COLUMN 6     COLUMN 7      COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAME OF ISSUER               TITLE OF  CUSIP       VALUE    SHRS OR PRN  SH/   PUT/  INVESTMENT   OTHER        SOLE    SHARED   NONE
                             CLASS                 (X1000)  AMOUNT       PRN   CALL  DISCRETION   MANAGERS
------------------------------------------------------------------------------------------------------------------------------------
BJ SVCS CO                   COMMON    055482103   50,573        827,372 SH          SOLE                    827,372
------------------------------------------------------------------------------------------------------------------------------------
COOPER CAMERON CORP          COMMON    216640102   27,862        378,115 SH          SOLE                    378,115
------------------------------------------------------------------------------------------------------------------------------------
ENSCO INTL INC               COMMON    26874Q100  104,545      2,733,194 SH          SOLE                  2,733,194
------------------------------------------------------------------------------------------------------------------------------------
R&B FALCON CORP              COMMON    74912E101   95,001      3,408,097 SH          SOLE                  3,408,097
------------------------------------------------------------------------------------------------------------------------------------
GLOBAL MARINE INC            COMMON    379352404   23,007        745,161 SH          SOLE                    745,161
------------------------------------------------------------------------------------------------------------------------------------
HALLIBURTON CO               COMMON    406216101   56,389      1,152,269 SH          SOLE                  1,152,269
------------------------------------------------------------------------------------------------------------------------------------
PHILIP MORRIS COS INC        COMMON    718154107      256          8,700 SH          SOLE                      8,700
------------------------------------------------------------------------------------------------------------------------------------
NABORS INDS INC              COMMON    629568106  137,804      2,629,849 SH          SOLE                  2,629,849
------------------------------------------------------------------------------------------------------------------------------------
NOBLE DRILLING CORP          COMMON    655042109   55,712      1,108,695 SH          SOLE                  1,108,695
------------------------------------------------------------------------------------------------------------------------------------
ROWAN COS INC.               COMMON    779382100   38,085      1,313,286 SH          SOLE                  1,313,286
------------------------------------------------------------------------------------------------------------------------------------
TRANSOCEAN SEDCO FOREX INC   ORD       G90078109   57,386        978,873 SH          SOLE                    978,873
------------------------------------------------------------------------------------------------------------------------------------
SANTA FE INTL CORP           ORD       G7805C108   42,483        942,758 SH          SOLE                    942,758
------------------------------------------------------------------------------------------------------------------------------------
SMITH INTL INC               COMMON    832110100   25,703        315,137 SH          SOLE                    315,137
------------------------------------------------------------------------------------------------------------------------------------
SCHLUMBERGER LTD             COMMON    806857108   43,571        529,333 SH          SOLE                    529,333
------------------------------------------------------------------------------------------------------------------------------------